Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 161,450	$ 1,472,806
Restricted cash	10,000	10,000
Accounts receivable	21,189	18,569
Prepaids and other current assets	172,309	199,701
Total current assets	364,948	1,701,076
Non-current assets:
Property and equipment, net	2,063	3,346
Intangible assets, net	1,176,208	1,210,207
Total non-current assets	1,178,271	1,213,553
Total assets	1,543,219	2,914,629
Current liabilities:
Accounts payable	686,198	462,202
Accrued and other liabilities	379,119	226,469
Note payable, net of discount	727,536	0
Warrant liability	210,910	0
Derivative liability	367,436	0
Total current liabilities	2,371,199	688,671
Stockholders' equity
Common stock - $0.00001 par value, 200,000,000 authorized and 8,230,510 and 7,861,515 shares issued and outstanding (see Note 12)	82	79
Additional paid-in capital	42,188,117	41,596,032
Accumulated deficit	(43,016,179)	(39,370,153)
Total stockholders’ equity (deficit)	(827,980)	2,225,958
Total liabilities and stockholders’ equity (deficit)	$ 1,543,219	$ 2,914,629